Derivative Liability (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Liability [Abstract]
Schedule of Derivative Liability

The derivative liability was the conversion feature bifurcated from the convertible note contract as presented in Note 13. The movement of the derivative liability is as follows:

	As of June 30, 2026	As of December 31, 2025
Beginning balance	$1,657,399	$-
Issuance of derivative liability	-	2,058,567
Convert into shares	(4,816)	-
Decrease in fair value	(1,512,221)	(401,168)
Ending balance	$140,362	$1,657,399

Schedule of Assumptions Used to Perform the Monte-Carlo Simulation Model	The assumptions used to perform the Monte-Carlo simulation model below:

	August 2025 Convertible Notes		November 2025 Convertible Notes
Assumption Parameters	Issuance Date (August 7, 2025)	Reporting date (June 30, 2026)	Issuance Date (November 17, 2025)	Reporting date (June 30, 2026)
Risk-Free Rate	3.90%	3.72%	3.70%	3.98%
Expected Stock Price Volatility	130%	178%	132%	112%
Risk-Adjusted Discount Rate	12.30%	14.92%	12.80%	15.18%
Expected Term (Years)	1.00	0.12	1.00	0.31